Consolidated Statements of Equity (USD $) In Millions, except Share data, unless otherwise specified	Total	Successor [Member]	Successor [Member] Preferred Stock [Member]	Successor [Member] Common Stock [Member]	Successor [Member] Warrant [Member]	Successor [Member] Additional Paid-in Capital [Member]	Successor [Member] Retained Earnings [Member]	Successor [Member] Treasury Stock [Member]	Successor [Member] Other Comprehensive Income (Loss) [Member]	Successor [Member] Parent [Member]	Successor [Member] Noncontrolling interest including redeemable noncontrolling interest [Member]	Predecessor [Member]	Predecessor [Member] Preferred Stock [Member]	Predecessor [Member] Common Stock [Member]	Predecessor [Member] Warrant [Member]	Predecessor [Member] Additional Paid-in Capital [Member]	Predecessor [Member] Retained Earnings [Member]	Predecessor [Member] Treasury Stock [Member]	Predecessor [Member] Other Comprehensive Income (Loss) [Member]	Predecessor [Member] Parent [Member]	Predecessor [Member] Noncontrolling interest including redeemable noncontrolling interest [Member]
Balance at beginning of year at Apr. 29, 2012												$ 2,812	$ 0	$ 108	$ 0	$ 595	$ 7,568	$ (4,666)	$ (845)	$ 2,760	$ 52
Balance at beginning of year, shares at Apr. 29, 2012													0	431,000,000				(111,000,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of preferred into common stock, shares													0					0
Conversion of preferred into common stock													0			(4)		4
Common stock issued to Holdings, shares														0
Common stock issued to Holdings														0	0	0
Stock options exercised, net of shares tendered for payment																(7)		(127)
Cancellation of stock options and restricted stock units																0
Stock option expense																10
Restricted stock unit activity																(6)		21
Purchase of subsidiary shares from noncontrolling interests																19	(8)		(16)		0
Other, net																2	0	(6)
Net income/(loss) attributable to H. J. Heinz Holding Corporation												1,013					1,013
Cash dividends:
Preferred																0	0
Common (per share $2.06 and $1.92 in 2013 and 2012, respectively)																	(666)
Dividends paid to noncontrolling interest																					(13)
Temporary Equity, Accretion to Redemption Value																0
Shares reacquired, shares																		2,000,000
Shares reacquired																		139
Stock options exercised, net of shares tendered for payment, shares																		3,000,000
Restricted stock unit activity, shares																		0
Other, net, shares																		0
Net pension and post-retirement benefit (losses)/gains												(189)							(189)		0
Reclassification of net pension and postretirement benefit (gains)/losses to net income												55							55		0
Foreign currency translation adjustments																			(197)		(5)
Unrealized gain on derivative instruments												0							0
Net deferred (losses)/gains on other derivatives from periodic revaluations												(12)							(12)		0
Net deferred losses/(gains) on derivatives reclassified to earnings												30							30		0
Net income attributable to the noncontrolling interest												(14)									13
Preferred stock, authorized shares												0
Balance at end of year at Apr. 28, 2013												2,850	0	108	0	609	7,907	(4,647)	(1,174)	2,803	47
Balance at end of year, shares at Apr. 28, 2013													0	431,000,000				(110,000,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of preferred into common stock, shares													0					0
Conversion of preferred into common stock													0			0		0
Common stock issued to Holdings, shares														0
Common stock issued to Holdings														0	0	0
Stock options exercised, net of shares tendered for payment																0		(1)
Cancellation of stock options and restricted stock units																(178)
Stock option expense																5
Restricted stock unit activity																(1)		0
Purchase of subsidiary shares from noncontrolling interests																0	0		0		0
Other, net																0	0	0
Net income/(loss) attributable to H. J. Heinz Holding Corporation												(195)					(195)			(195)
Cash dividends:
Preferred																0	0
Common (per share $2.06 and $1.92 in 2013 and 2012, respectively)																	0
Dividends paid to noncontrolling interest																					0
Temporary Equity, Accretion to Redemption Value																0
Shares reacquired, shares																		0
Shares reacquired																		0
Stock options exercised, net of shares tendered for payment, shares																		0
Restricted stock unit activity, shares																		0
Other, net, shares																		0
Net pension and post-retirement benefit (losses)/gains												0							0	0	0
Reclassification of net pension and postretirement benefit (gains)/losses to net income												7								7	0
Foreign currency translation adjustments												(98)							(94)	(94)	(2)
Unrealized gain on derivative instruments												0							0
Net deferred (losses)/gains on other derivatives from periodic revaluations												(1)								(1)	0
Net deferred losses/(gains) on derivatives reclassified to earnings												7								7	0
Fair value of noncontrolling interest																					0
Net income attributable to the noncontrolling interest												(3)									3
Balance at end of year at Jun. 07, 2013												2,402	0	108	0	435	7,712	(4,646)	(1,255)	2,354	48
Balance at end of year, shares at Jun. 07, 2013													0	431,000,000				(110,000,000)
Balance at beginning of year at Apr. 27, 2011													0	108	0	629	7,265	(4,593)	(300)		74
Balance at beginning of year, shares at Apr. 27, 2011													0	431,000,000				(110,000,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of preferred into common stock, shares													0					0
Conversion of preferred into common stock													0			(1)		1
Common stock issued to Holdings, shares														0
Common stock issued to Holdings														0	0	0
Stock options exercised, net of shares tendered for payment																(15)		(105)
Cancellation of stock options and restricted stock units																0
Stock option expense																11
Restricted stock unit activity																4		14
Purchase of subsidiary shares from noncontrolling interests																(34)	0		0		(20)
Other, net																1	(2)	(9)
Net income/(loss) attributable to H. J. Heinz Holding Corporation												924					924
Cash dividends:
Preferred																0	0
Common (per share $2.06 and $1.92 in 2013 and 2012, respectively)																	(619)
Dividends paid to noncontrolling interest																					(12)
Temporary Equity, Accretion to Redemption Value																0
Shares reacquired, shares																		4,000,000
Shares reacquired																		202
Stock options exercised, net of shares tendered for payment, shares																		3,000,000
Restricted stock unit activity, shares																		0
Other, net, shares																		0
Net pension and post-retirement benefit (losses)/gains												(258)							(258)		0
Reclassification of net pension and postretirement benefit (gains)/losses to net income												57							57		0
Foreign currency translation adjustments																			(360)		(6)
Unrealized gain on derivative instruments												0							0
Net deferred (losses)/gains on other derivatives from periodic revaluations												30							30		0
Net deferred losses/(gains) on derivatives reclassified to earnings												(14)							(14)		0
Fair value of noncontrolling interest																					0
Net income attributable to the noncontrolling interest												(17)									16
Balance at end of year at Apr. 29, 2012												2,812	0	108	0	595	7,568	(4,666)	(845)	2,760	52
Balance at end of year, shares at Apr. 29, 2012													0	431,000,000				(111,000,000)
Balance at beginning of year at Feb. 08, 2013			0	0	0	0	0	0	0		0
Balance at beginning of year, shares at Feb. 08, 2013			0	0				0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of preferred into common stock, shares			0					0
Conversion of preferred into common stock			0			0		0
Common stock issued to Holdings, shares				850,000,000
Common stock issued to Holdings				9	367	8,491
Stock options exercised, net of shares tendered for payment						0		0
Cancellation of stock options and restricted stock units						0
Stock option expense						1
Restricted stock unit activity						0		0
Purchase of subsidiary shares from noncontrolling interests						0	0		0		0
Other, net						0	0	0
Net income/(loss) attributable to H. J. Heinz Holding Corporation		(77)					(77)			(77)
Cash dividends:
Preferred						360	0
Common (per share $2.06 and $1.92 in 2013 and 2012, respectively)							0
Dividends paid to noncontrolling interest											(6)
Temporary Equity, Accretion to Redemption Value						(687)
Shares reacquired, shares								0
Shares reacquired								0
Stock options exercised, net of shares tendered for payment, shares								0
Restricted stock unit activity, shares								0
Other, net, shares								0
Net pension and post-retirement benefit (losses)/gains		102							102	102	0
Reclassification of net pension and postretirement benefit (gains)/losses to net income		0							0	0	0
Foreign currency translation adjustments		129							140	140	(13)
Unrealized gain on derivative instruments		118							(118)
Net deferred (losses)/gains on other derivatives from periodic revaluations		110							111	110	0
Net deferred losses/(gains) on derivatives reclassified to earnings		(3)							(3)	(3)	0
Net income attributable to the noncontrolling interest		(5)									5
Preferred stock, authorized shares		80,000
Balance at end of year at Dec. 29, 2013		8,192	0	9	367	7,445	(77)	0	232	7,976	216
Balance at end of year, shares at Dec. 29, 2013			0	850,000,000				0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of preferred into common stock, shares			0					0
Conversion of preferred into common stock			0			0		0
Common stock issued to Holdings, shares				0
Common stock issued to Holdings				0	0	0
Stock options exercised, net of shares tendered for payment						0		0
Cancellation of stock options and restricted stock units						0
Stock option expense						8
Restricted stock unit activity						0		0
Purchase of subsidiary shares from noncontrolling interests						0	0		0		0
Other, net						4	(2)	0
Net income/(loss) attributable to H. J. Heinz Holding Corporation		657					657			657
Cash dividends:
Preferred						142	(578)
Common (per share $2.06 and $1.92 in 2013 and 2012, respectively)							0
Dividends paid to noncontrolling interest											(7)
Temporary Equity, Accretion to Redemption Value						0
Shares reacquired, shares								0
Shares reacquired								0
Stock options exercised, net of shares tendered for payment, shares								0
Restricted stock unit activity, shares								0
Other, net, shares								0
Net pension and post-retirement benefit (losses)/gains		(34)							(34)	(34)	0
Reclassification of net pension and postretirement benefit (gains)/losses to net income		(7)							(7)	(7)	0
Foreign currency translation adjustments		(939)							(932)	(932)	(4)
Unrealized gain on derivative instruments		0							336
Net deferred (losses)/gains on other derivatives from periodic revaluations		(173)							(173)	(173)	0
Net deferred losses/(gains) on derivatives reclassified to earnings		4							4	4	0
Fair value of noncontrolling interest											0
Net income attributable to the noncontrolling interest		(15)									14
Common stock, authorized shares				4,000,000,000
Preferred stock, authorized shares		80,000	0
Noncontrolling interest, change in redemption value	2.0
Balance at end of year at Dec. 28, 2014		$ 7,336	$ 0	$ 9	$ 367	$ 7,315	$ 0	$ 0	$ (574)	$ 7,117	$ 219
Balance at end of year, shares at Dec. 28, 2014			0	850,000,000				0